UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER:   811-03101

CALVERT MANAGEMENT SERIES

(Exact name of registrant as specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC  20009

(Address of principal executive offices) (Zip Code)

Maureen A. Gemma, Esq., Two International Place, Boston, MA  02110

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

202-238-2200

DATE OF FISCAL YEAR END:

N/A

DATE OF REPORTING PERIOD:

07/01/2019 - 06/30/2020

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03101

Reporting Period: 07/01/2019 - 06/30/2020

Calvert Management Series

=========== Calvert Flexible Bond Fund (formerly Calvert Absolute Return Bond Fund) ==========

Calvert Flexible Bond Fund’s fiscal year end is 12/31.  There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Calvert Floating-Rate Advantage Fund =====================

Calvert Floating-Rate Advantage Fund’s fiscal year end is 9/30.

INVESCO EXCHANGE-TRADED FUND TRUST II

Ticker:       PTRP           Security ID:  46138G508

Meeting Date: AUG 19, 2019   Meeting Type: Special

Record Date:  JUN 25, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Ronn R. Bagge            For       For          Management

1.2   Elect Director Todd J. Barre            For       For          Management

1.3   Elect Director Kevin M. Carome          For       For          Management

1.4   Elect Director Edmund P. Giambastiani,  For       For          Management

      Jr.

1.5   Elect Director Victoria J. Herget       For       For          Management

1.6   Elect Director Marc M. Kole             For       For          Management

1.7   Elect Director Yung Bong Lim            For       For          Management

1.8   Elect Director Joanne Pace              For       For          Management

1.9   Elect Director Gary R. Wicker           For       For          Management

1.10  Elect Director Donald H. Wilson         For       For          Management

================== Calvert Responsible Municipal Income Fund ===================

Calvert Responsible Municipal Income Fund’s fiscal year end is 12/31.  There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Calvert Ultra-Short Duration Income NextShares ================

Calvert Ultra-Short Duration Income NextShares’ fiscal year end is 9/30.

Calvert Ultra-Short Duration Income NextShares (the “Fund”) was liquidated during the reporting period.  The proxy voting record of the Fund for record dates on or before August 1, 2019 is included in this filing.  There is no proxy voting activity for the Fund, as the Fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Calvert Management Series

By (Signature)

/s/ John H. Streur

Name

John H. Streur

Title

President – Principal Executive Officer

Date

08/19/2020